Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation costs are recognized in earnings using the fair-value based method for all awards granted. Fair values of options and awards granted are estimated using a Black-Scholes option pricing model. The model’s input assumptions are determined based on available internal and external data sources. The risk-free rate used in the model is based on the Swiss treasury rate for the expected contractual term. Expected volatility is based on historical volatility of SEALSQ Shares.

Where SEALSQ permits the withholding of shares as a means of meeting the grantee’s tax obligation in relation to their option exercise, the awards are accounted for as liabilities under ASC 718 for jurisdictions that do not have any withholding requirement. These awards are measured at fair value on the grant date and remeasured at each reporting period until settlement. Upon exercise, the fair value of the shares withheld is recorded in equity in line with ASC 718-10-25-18.

Compensation costs for unvested stock options and awards are recognized in earnings over the requisite service period based on the fair value of those options and awards at the grant date.

Nonemployee share-based payment transactions are measured by estimating the fair value of the equity instruments that an entity is obligated to issue and the measurement date will be consistent with the measurement date for employee share-based payment awards (i.e., grant date for equity-classified awards).

Intangible Assets

Intangible Assets

Those intangible assets that are considered to have a finite useful life are amortized over their useful lives, which generally range from 1 to 10 years.

The Group’s cryptocurrency holding is classified as intangible assets with indefinite useful lives in accordance with ASC 350-30. Cryptocurrencies created or issued by the Group’s related parties are explicitly outside the ASU 2023-08 scope. They are accounted for under the cost-less-impairment model and subject to periodic impairment testing and are not amortized. The Group evaluates these assets for impairment at least annually, or more frequently when indicators of impairment exist.

Investments in Unconsolidated Affiliates

Investments in Unconsolidated Affiliates

Under ASC 323, equity method accounting is used when significant influence exists, typically indicated by ownership between 20% and 50%. SEALSQ's share of the income or loss of these companies is reported in the consolidated income statement under ‘Equity in income / (loss) of unconsolidated affiliates.’ The investment in these companies is reported in the consolidated balance sheet under ‘Investments in unconsolidated affiliates.

The Group evaluates the need for the equity method where influence exists despite lower ownership levels.

Available-For-Sale Debt Securities

Available-For-Sale Debt Securities

Available-for-sale debt securities are reported at fair value. Unrealized gains and losses, net of tax, are included in accumulated other comprehensive income (AOCI) until realized or determined to be credit impaired. The Company evaluates available-for-sale debt securities for expected credit losses under ASC 326. A credit loss allowance is recorded when a security’s fair value is less than its amortized cost and the Company does not expect to recover the full amortized cost.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adoption of new FASB Accounting Standard in the current year – Prior-Year Financial Statements not restated:

As of January 1, 2025, the Group adopted Accounting Standards Update (ASU) 2023-08 Intangibles – Goodwill and Other – Crypto Assets (subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which establishes guidance for the recognition measurement, presentation and disclosure of certain crypto assets.

ASU 2023-08 requires in-scope crypto assets to be measured at fair value, with changes in fair value recognized in net income. It also requires separate presentation of crypto assets on the balance sheet and enhanced disclosures regarding nature, fair value measurement, and risks associated with crypto holdings. There was no impact on the Group's results upon adoption of the standard.

As of January 1, 2025, the Group also adopted Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure and modifies or eliminates certain existing requirements.

ASU 2023-09 requires entities to disclose the amount of income taxes paid (net of refunds) disaggregated by federal, state, and foreign taxes. They will also disclose the amount of income taxes paid (net of refunds) disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than five percent of total income taxes paid. The standard also outlines additional disclosure requirements.

There was no impact on the Group's results upon adoption of the standard.

New FASB Accounting Standard to be adopted in the future:

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which updates mandates that public business entities provide more detailed disclosures about specific expense categories in their financial statement notes, enhancing transparency for investors.

Summary: Entities are required to disaggregate certain expense captions presented on the income statement into the following natural expense categories, such as purchases of Inventory, Employee compensation, Depreciation and Intangible Asset Amortization. These disaggregated expenses must be presented in a tabular format within the notes to the financial statements for both annual and interim reporting periods. Additionally, entities are required to disclose the total amount of selling expenses and provide their definition.

Effective Date: ASU 2024-03 is effective for annual reporting periods for public business entities for fiscal years beginning after December 15, 2026, and for interim reporting periods within fiscal years beginning after December 15, 2027. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In November 2024, the FASB issued ASU 2024-04, Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This update clarifies the accounting treatment for certain settlements of convertible debt instruments that do not occur under the instruments' preexisting terms.

Summary: The update introduces a "preexisting contract approach" to determine whether an inducement offer should be accounted for as an induced conversion. Under this approach, an inducement offer is considered to preserve the form and amount of consideration if it provides the debt holder with at least the same consideration as the original conversion terms of the instrument. The assessment is based on the terms as they existed one year before the offer acceptance date, especially if the instrument was modified within that period. Additionally, the ASU clarifies that induced conversion accounting applies to convertible debt instruments within the scope of Subtopic 470-20 that are not currently convertible, provided the instrument contained a substantive conversion feature at both its issuance date and the inducement offer acceptance date.

Effective Date: ASU 2024-04 is effective for public business entities for fiscal years beginning after December 15, 2025. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.